Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions
Acquisition of Investments
On March 20, 2020, the Company acquired a 75% interest in 60 State Street, a 911,000-square-foot office building in Boston, Massachusetts through a joint venture, between the Company and the Sponsor. The Sponsor purchased a 25% interest (the “60 State Street Membership Interests”) alongside the Company with the intent of subsequently selling it to an unaffiliated buyer. The Sponsor subsequently exercised its right to put the 60 State Street Membership Interests to the Company. During the second quarter of 2020, the Company acquired the 60 State Street Membership Interests in three transactions at a cost of $59.0 million plus interest equal to one-month LIBOR +2.40% or $0.3 million. As a result of these transactions, the Company wholly owns 60 State Street.
On October 29, 2020, the Company borrowed $22.0 million from the Sponsor to fund an acquisition. The borrowing was repaid on November 3, 2020 plus interest equal to one-month LIBOR plus 3.00%.

Management Fee and Performance Participation Allocation
The Advisor is entitled to an annual management fee equal to 1.25% of the Company’s NAV, payable monthly as compensation for the services it provides to the Company. The management fee can be paid, at the Advisor’s election, in cash, shares of common stock, or Operating Partnership units. During the three and nine months ended September 30, 2021, the Company incurred management fees of $17.7 million and $36.4 million, respectively. During the three and nine months ended September 30, 2020, the Company incurred management fees of $5.0 million and $13.6 million, respectively.
To date, the Advisor has elected to receive the management fee in shares of the Company’s common stock. For the nine months ended September 30, 2021, the Company issued 1,313,346 unregistered Class I shares to the Advisor as payment for the management fee and also had a payable of $6.8 million related to the management fee as of September 30, 2021, which is included in Due to affiliates on the Company’s Condensed Consolidated Balance Sheets. During October 2021, the Advisor was issued 277,913 unregistered Class I shares as payment for the $6.8 million management fee accrued as of September 30, 2021. The shares issued to the Advisor for payment of the management fee were issued at the applicable NAV per share at the end of each month for which the fee was earned.
Additionally, the Special Limited Partner, an affiliate of the Advisor, holds a performance participation interest in the Operating Partnership that entitles it to receive an allocation of the Operating Partnership’s total return to its capital account. Total return is defined as distributions paid or accrued plus the change in NAV. Under the Operating Partnership agreement, the annual total return will be allocated solely to the Special Limited Partner after the other unit holders have received a total return of 5% (after recouping any loss carryforward amount) and such allocation will continue until the allocation between the Special Limited Partner and all other unit holders is equal to 12.5% and 87.5%, respectively. Thereafter, the Special Limited Partner will receive an allocation of 12.5% of the annual total return. The annual distribution of the performance participation interest will be paid in cash or Class I units of the Operating Partnership, at the election of the Special Limited Partner. During the three and nine months ended September 30, 2021, the Company recognized $79.6 million and $111.9 million, respectively, of performance participation allocation in the Company’s Condensed Consolidated Statements of Operations. During the three and nine months ended September 30, 2020, the Company recognized $0 and $46,000, respectively, of performance participation allocation in the Company’s Condensed Consolidated Statements of Operations.
The 2020 performance participation allocation became payable on December 31, 2020 and, in January 2021, the Operating Partnership issued 695,320 Class I units in the Operating Partnership to the Special Limited Partner as payment for the 2020 performance participation allocation. Such Class I units were issued at the NAV per unit as of December 31, 2020.
Due to Affiliates
The following table details the components of Due to affiliates ($ in thousands):

	September 30, 2021	December 31, 2020
Accrued stockholder servicing fee	$227,430	$73,170
Performance participation allocation	111,934	15,061
Advanced organization and offering costs	4,735	5,830
Accrued management fee	6,782	2,103
Accrued affiliate service provider expenses	610	—
Advanced operating expenses	348	207

Total	$351,839	$96,371

Accrued stockholder servicing fee
As described in Note 2, the Company accrues the full amount of the future stockholder servicing fees payable to the Dealer Manager for Class T, Class S, and Class D shares up to the 8.75% limit at the time such shares are sold. As of September 30, 2021 and December 31, 2020, the Company has accrued $227.4 million and $73.2 million, respectively, of stockholder servicing fees payable to the Dealer Manager related to the Class T, Class S shares and Class D shares sold. The Dealer Manager has entered into agreements with the participating broker dealers distributing the Company’s shares in the public offerings, which provide, among other things, for the re-allowance of the full amount of the selling commissions and dealer manager fee and all or a portion of the stockholder servicing fees received by the Dealer Manager to such participating broker dealers.
Advanced organization and offering costs
The Advisor and its affiliates incurred $7.3 million of organization and offering costs in connection with the Initial Public Offering (excluding upfront selling commissions, dealer manager fees and stockholder servicing fees) on behalf of the Company through December 21, 2019. Such amount is being reimbursed to the Advisor ratably over 60 months, which commenced in January 2020.
Advanced operating expenses
As of September 30, 2021 and December 31, 2020, the Advisor had advanced approximately $0.1 million and $0.1 million, respectively, of expenses on the Company’s behalf for general corporate expenses provided by unaffiliated third parties. Such amounts (incurred prior to 2019) are being reimbursed to the Advisor ratably over a 60 month period, which commenced in January 2020.
For the nine months ended September 30, 2021 and the year ended December 31, 2020, the Advisor had incurred approximately $3.8 million and $2.7 million, respectively, of expenses on the Company’s behalf for general corporate expenses. Such amounts are being reimbursed to the Advisor one month in arrears. For the nine months ended September 30, 2021 and the year ended December 31, 2020, the Advisor had advanced approximately $0.2 million and $0.1 million, respectively, of expenses on the Company’s behalf for general corporate expenses.
Accrued affiliate service provider expenses
The Company has engaged and expects to continue to engage Highmark Residential (formerly Milestone Management), a portfolio company owned by an affiliate of the Sponsor, to provide property management services (including leasing, revenue management, accounting, legal and contract management, expense management, and capital expenditure projects and transaction support services) for a portion of the Company’s multifamily properties. The cost for such services is a percentage of the gross receipts and project costs respectively (which will be reviewed periodically and adjusted if appropriate), plus actual costs allocated for transaction support services. During the three and nine months ended September 30, 2021, the Company has incurred approximately $1.8 million and $4.6 million, respectively, of expenses due to Highmark Residential services in connection with its investments and such amount is included in Rental property operating expenses on the Company’s Condensed Consolidated Statements of Operations. During the three and nine months ended September 30, 2020, the Company incurred approximately $0.7 million and $1.9 million, respectively, of expenses due to Highmark Residential services in connection with its investments and such amount is included in Rental property operating expenses on the Company’s Condensed Consolidated Statements of Operations.
The Company has engaged Rinaldi, Finkelstein & Franklin L.L.C. (“RFF”), a law firm owned and controlled by Ellis F. Rinaldi, Co-General Counsel and Senior Managing Director of the Sponsor and certain of its affiliates, to provide corporate legal support services to the Company. During the three and nine months ended September 30, 2021, the amounts incurred for services provided by RFF were $0.1 million and $0.3 million, respectively. During the three and nine months ended September 30, 2020, the amounts incurred for services provided by RFF were $0.1 million and $0.2 million, respectively.

The Company has engaged Essex Title, LLC (“Essex”), a title agent company majority owned by the Sponsor. Essex acts as an agent for one or more underwriters in issuing title policies and/or providing support services in connection with investments by the Company, Starwood Capital and its affiliates and third parties. Essex focuses on transactions in rate-regulated states where the cost of title insurance is non-negotiable. Essex will not perform services in non-regulated states for the Company, unless (i) in the context of a portfolio transaction that includes properties in rate-regulated states, (ii) as part of a syndicate of title insurance companies where the rate is negotiated by other insurers or their agents, (iii) when a third party is paying all or a material portion of the premium or (iv) when providing only support services to the underwriter. Essex earns fees, which would have otherwise been paid to third parties, by providing title agency services and facilitating placement of title insurance with underwriters. Starwood receives distributions from Essex in connection with investments by the Company based on its equity interest in Essex. In each case, there will be no related offset to the Company.
During the three and nine months ended September 30, 2021, the amounts incurred for services provided by Essex were $0.3 million and $0.6 million, respectively. During the three and nine months ended September 30, 2020, the Company did not incur any expenses from Essex.
The Company has engaged Starwood’s affiliated Luxembourg office for accounting and administrative matters relating to certain European investments. All of the services provided by Starwood Luxembourg are done at cost. During the three and nine months ended September 30, 2021, the amounts incurred for services provided were $0.04 million, respectively.
The Company has incurred legal expenses from third party law firms whose lawyers have been seconded to affiliates of Starwood Capital for the purpose of providing legal services in Europe to investment vehicles sponsored by Starwood Capital. During the three and nine months ended September 30, 2021, the amounts incurred for services provided were $0.1 million, respectively.

11.	Related Party Transactions
Acquisition of Investments
On January 3, 2019, the Company acquired a multifamily property portfolio (the “Florida Multifamily Portfolio”) from an affiliate of the Advisor, for approximately $100 million, excluding closing costs. The Florida Multifamily Portfolio is a garden style multifamily portfolio totaling 1,150 units and comprised of two properties located in Jacksonville, Florida and two properties located in Naples, Florida. The affiliate of the Advisor acquired the Florida Multifamily Portfolio on October 5, 2018 from an unaffiliated third party for approximately $100 million, excluding closing costs.
On January 3, 2019, the Company acquired a multifamily property (the “Phoenix Property”) from an affiliate of the Advisor for approximately $46 million, excluding closing costs. The Phoenix Property is a garden style multifamily property totaling 256 units located in Mesa, Arizona. The affiliate of the Advisor acquired the Phoenix Property on June 29, 2018 from an unaffiliated third party for approximately $46 million, excluding closing costs.
On January 3, 2019, the Company acquired a multifamily property (the “Savannah Property”) from an affiliate of the Advisor for approximately $36 million, excluding closing costs. The Savannah Property is a new construction multifamily property located in Savannah, Georgia totaling 203 units. The affiliate of the Advisor acquired the Savannah Property on July 19, 2018 from an unaffiliated third party for approximately $36 million, excluding closing costs.
On March 20, 2020, the Company acquired a 75% interest in 60 State Street, a 911,000-square-foot office building in Boston, Massachusetts through a joint venture, between the Company and the Sponsor. The Sponsor purchased a 25% interest (the “60 State Street Membership Interests”) alongside the Company with the intent of subsequently selling it to an unaffiliated buyer. The Sponsor subsequently exercised its right to put the 60 State Street Membership Interests to the Company. During the second quarter of 2020, the Company acquired the 60 State Street Membership Interests in three transactions at a cost of $59.0 million plus interest equal to one month LIBOR plus 2.40% or $0.3 million. As a result of this transaction, the Company wholly owns the 60 State Street investment.
On October 29, 2020, the Company borrowed $22 million from the Sponsor to fund an acquisition. The borrowing was repaid on November 3, 2020 plus interest equal to one month LIBOR plus 3.00%.
Management Fee and Performance Participation Allocation
The Advisor is entitled to an annual management fee equal to 1.25% of the Company’s NAV, payable monthly as compensation for the services it provides to the Company. The management fee can be paid, at the Advisor’s election, in cash, shares of common stock, or Operating Partnership units. The Advisor waived its management fee through March 31, 2019. During the years ended December 31, 2020 and 2019, the Company incurred management fees of $19.4 million and $5.5 million, respectively.
To date, the Advisor has elected to receive the management fee in shares of the Company’s common stock. The Company issued 811,757 and 210,827 unregistered Class I shares to the Advisor as payment for the 2020 and 2019 management fees, respectively, and also had a payable of $2.1 million and $1.0 million related to the management fees as of December 31, 2020 and 2019, respectively, which are included in Due to affiliates on the Company’s Consolidated Balance Sheets. During January 2021, the Advisor was issued 97,097 unregistered Class I shares as payment for the $2.1 million management fee accrued as of December 31, 2020. During January 2020, the Advisor was issued 48,049 unregistered Class I shares as payment for the $1.0 million management fee accrued as of December 31, 2019. The shares issued to the Advisor for payment of the management fee were issued at the applicable NAV per share at the end of each month for which the fee was earned. During 2020 the Advisor submitted 8,787 Class I shares for repurchase resulting in a total repurchase of $0.2 million. During 2019, the Advisor did not submit any requests for share redemptions.
Additionally, the Special Limited Partner, an affiliate of the Advisor, holds a performance participation interest in the Operating Partnership that entitles it to receive an allocation of the Operating Partnership’s total return to its capital account. Total return is defined as distributions paid or accrued plus the change in NAV. Under the Operating Partnership agreement, the annual total return will be allocated solely to the Special Limited Partner after the other unit holders have received a total return of 5% (after recouping any loss carryforward amount) and such allocation will continue until the allocation between the Special Limited Partner and all other unit holders is equal to 12.5% and 87.5%, respectively. Thereafter, the Special Limited Partner will receive an allocation of 12.5% of the annual total return. The annual distribution of the performance participation interest will be paid in cash or Class I units of the Operating Partnership, at the election of the Special Limited Partner. During the years ended December 31, 2020 and 2019, the Company recognized $15.1 million and $10.4 million, respectively, of performance participation allocation in the Company’s Consolidated Statements of Operations.
The 2020 performance participation allocation became payable on December 31, 2020 and, in January 2021, the Company caused the Operating Partnership to issue 695,320 Class I units in the Operating Partnership to the
Special Limited Partner as payment for the 2020 performance participation allocation. Such Class I units were issued at the NAV per unit as of December 31, 2020.
The 2019 performance participation allocation became payable on December 31, 2019 and, in January 2020, the Company caused the Operating Partnership to issue 480,539 Class I units in the Operating Partnership to the Special Limited Partner as payment for the 2019 performance participation allocation. Such Class I units were issued at the NAV per unit as of December 31, 2019.
Due to Affiliates
The following table details the components of Due to affiliates ($ in thousands):

	December 31, 2020	December 31, 2019
Accrued stockholder servicing fee	$73,170	$44,086
Performance participation allocation	15,061	10,366
Advanced organization and offering costs	5,830	7,290
Accrued management fee	2,103	1,037
Accrued affiliate service provider expenses	—	112
Advanced operating expenses	207	450

Total	$96,371	$63,341

Accrued stockholder servicing fee
As described in Note 2, the Company accrues the full amount of the future stockholder servicing fees payable to the Dealer Manager for Class T, Class S, and Class D shares up to the 8.75% limit at the time such shares are sold. As of December 31, 2020 and 2019, the Company has accrued $73.2 million and $44.1 million, respectively, of stockholder servicing fees payable to the Dealer Manager related to the Class T shares, Class S shares and Class D shares sold. The Dealer Manager has entered into agreements with the selected dealers distributing the Company’s shares in the Offering, which provide, among other things, for the re-allowance of the full amount of the selling commissions and dealer manager fee and all or a portion of the stockholder servicing fees received by the Dealer Manager to such selected dealers.
Advanced organization and offering costs
The Advisor and its affiliates incurred $7.3 million, of organization and offering costs (excluding upfront selling commissions, dealer manager fees and stockholder servicing fees) on behalf of the Company through December 21, 2019. Such amount is being reimbursed to the Advisor ratably over 60 months, which commenced in January 2020.
Advanced operating expenses
As of December 31, 2020 and 2019, the Advisor had advanced approximately $0.1 million and $0.1 million, respectively, of expenses on the Company’s behalf for general corporate expenses provided by unaffiliated third parties. Such amounts (incurred prior to 2019) are being reimbursed to the Advisor ratably over a 60 month period, which commenced in January 2020.
As of December 31, 2020 and 2019, the Advisor had incurred approximately $2.7 million and $1.0 million, respectively, of expenses on the Company’s behalf for general corporate expenses. Such amounts are being reimbursed to the Advisor one month in arrears.

Accrued affiliate service provider expenses
The Company has engaged and expects to continue to engage Highmark Residential (formerly Milestone Management), a portfolio company owned by an affiliate of the Sponsor, to provide day-to-day operational and management services (including leasing, construction management, revenue management, accounting, legal and contract management, expense management, and capital expenditure projects and transaction support services) for a portion of the Company’s multifamily properties. The cost for such services is a percentage of the gross receipts and project costs, respectively, (which will be reviewed periodically and adjusted if appropriate), plus actual costs allocated for transaction support services. During the years ended December 31, 2020 and 2019, the Company has incurred approximately $2.8 million and $0.7 million, respectively, of expenses due to Highmark Residential services in connection with its investments and such amounts are included in Rental property operating expenses on the Company’s Consolidated Statements of Operations.
The Company has engaged Rinaldi, Finkelstein & Franklin L.L.C. (“RFF”), a law firm owned and controlled by Ellis F. Rinaldi, Co-General Counsel and Senior Managing Director of the Sponsor and certain of its affiliates, to provide corporate legal support services to the Company. For the years ended December 31, 2020 and 2019, the amounts incurred for services provided by RFF were $0.3 million and $0.2 million, respectively.
The Company has engaged Essex Title, LLC (“Essex”), a title agent company majority owned by the Sponsor. Essex acts as an agent for one or more underwriters in issuing title policies and/or providing support services in connection with investments by the Company, Starwood and their affiliates and related parties and third parties. Essex focuses on transactions in rate-regulated states where the cost of title insurance is non-negotiable. Essex will not perform services in non-regulated states for the Company, unless (i) in the context of a portfolio transaction that includes properties in rate-regulated states, (ii) as part of a syndicate of title insurance companies where the rate is negotiated by other insurers or their agents, (iii) when a third party is paying all or a material portion of the premium or (iv) when providing only support services to the underwriter. Essex earns fees, which would have otherwise been paid to third parties, by providing title agency services and facilitating placement of title insurance with underwriters. Starwood receives distributions from Essex in connection with investments by the Company based on its equity interest in Essex. In each case, there will be no related offset to the Company.
During the year ended December 31, 2020, the Company paid Essex $0.2 million, for title services related to two investments and such costs were capitalized to Investments in real estate, net, on the Company’s Consolidated Balance Sheets. The Company did not engage Essex during the year ended December 31, 2019.